Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2020
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
21. Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests in fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Beginning Balance	¥6,548	¥7,420	¥9,780
Adjustment of redeemable noncontrolling interests to redemption value	1,876	2,131	0
Transaction with noncontrolling interests	0	0	653
Comprehensive income
Net Income	452	404	384
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(416)	326	(197)
Total other comprehensive income (loss)	(416)	326	(197)
Comprehensive income	36	730	187
Dividends	(1,040)	(501)	(289)

Ending Balance	¥7,420	¥9,780	¥10,331